Nature of Operations and Organization	12 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Organization
Nature of Operations and Organization

NGL Energy Partners LP (“we,” “us,” “our,” or the “Partnership”) is a Delaware limited partnership formed in September 2010. NGL Energy Holdings LLC serves as our general partner. On May 17, 2011, we completed our initial public offering (“IPO”). Subsequent to our IPO, we significantly expanded our operations through numerous acquisitions as discussed in Note 4. At March 31, 2018, our operations include:

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Our Crude Oil Logistics segment purchases crude oil from producers and transports it to refineries or for resale at pipeline injection stations, storage terminals, barge loading facilities, rail facilities, refineries, and other trade hubs, and provides storage, terminaling, trucking, marine and pipeline transportation services through its owned assets.

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Our Water Solutions segment provides services for the treatment and disposal of wastewater generated from crude oil and natural gas production and for the disposal of solids such as tank bottoms, drilling fluids and drilling muds and performs truck and frac tank washouts. In addition, our Water Solutions segment sells the recovered hydrocarbons that result from performing these services.

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Our Liquids segment supplies natural gas liquids to retailers, wholesalers, refiners, and petrochemical plants throughout the United States and in Canada using its leased underground storage and fleet of leased railcars, markets regionally through its 21 owned terminals throughout the United States, and provides terminaling and storage services at its salt dome storage facility joint venture in Utah. See Note 15 for a discussion of the joint venture of our Sawtooth NGL Caverns, LLC (“Sawtooth”) business.

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Our Retail Propane segment sells propane, distillates, equipment and supplies to end users consisting of residential, agricultural, commercial, and industrial customers and to certain resellers in 21 states and the District of Columbia. See Note 17 for a discussion of the sale of our Retail Propane segment.

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Our Refined Products and Renewables segment conducts gasoline, diesel, ethanol, and biodiesel marketing operations, purchases refined petroleum and renewable products primarily in the Gulf Coast, Southeast and Midwest regions of the United States and schedules them for delivery at various locations throughout the country. In addition, in certain storage locations, our Refined Products and Renewables segment may also purchase unfinished gasoline blending components for subsequent blending into finished gasoline to supply our marketing business as well as third parties.

Recent Developments

On March 30, 2018, we sold a portion of our Retail Propane segment to DCC LPG (“DCC”) for $212.4 million in cash after adjusting for estimated working capital. On July 10, 2018, we completed the sale of virtually all of our Retail Propane segment to Superior Plus Corp. (“Superior”) for total consideration of $896.5 million in cash after adjusting for estimated working capital. This sale included all three of the retail propane businesses we acquired subsequent to March 31, 2018 (see Note 18). We retained our 50% ownership interest in Victory Propane, LLC (“Victory Propane”), which we subsequently sold on August 14, 2018 (see Note 2). These transactions, combined with the sale of a portion of our Retail Propane segment to DCC on March 30, 2018, represent a strategic shift in our operations and will have a significant effect on our operations and financial results going forward. Accordingly, the results of operations and cash flows related to the entire Retail Propane segment (both the portion sold to DCC in March 2018 and the remaining business sold to Superior in July 2018 as well as equity in earnings of Victory Propane) have been classified as discontinued operations and all periods presented have been retrospectively adjusted. In addition, the assets and liabilities related to our entire Retail Propane segment have been classified as held for sale within our March 31, 2018 and 2017 consolidated balance sheets. See Note 17 for a discussion of the sale of our Retail Propane segment.